CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CHF (SFr) SFr in Millions		Total	Total equity attributable to shareholders	Ordinary share capital	Treasury Stock	Other reserves	Currency translation reserve	Actuarial gains/(losses) from defined benefit plans, net of taxes	Non-controlling interests
Equity at beginning of period at Dec. 31, 2022		SFr 4,049.5	SFr 4,030.2	SFr 0.0	SFr 0.0	SFr 4,153.6	SFr (155.3)	SFr 31.9	SFr 19.3
Net Income (loss)		(312.2)	(316.1)			(316.1)			3.9
Other comprehensive income (loss), net of taxes		(118.0)	(117.8)				(95.0)	(22.8)	(0.2)
Total comprehensive (loss), net of taxes		(430.2)	(433.9)			(316.1)	(95.0)	(22.8)	3.7
Share-based compensation		21.9	21.9			21.9
Capital contributions (distributions)		(64.2)	(63.4)			(63.4)			(0.8)
Equity at end of period at Dec. 31, 2023		3,577.0	3,554.8	0.0	0.0	3,796.0	(250.3)	9.1	22.2
Net Income (loss)		(361.9)	(365.8)			(365.8)			3.9
Other comprehensive income (loss), net of taxes		(21.0)	(21.0)				(13.3)	(7.7)
Total comprehensive (loss), net of taxes		(382.9)	(386.8)			(365.8)	(13.3)	(7.7)	3.9
Issuance of shares		0.0		7.2	(0.1)	(7.1)
Share-based compensation		15.1	15.1			15.1
Capital contributions (distributions)		1,177.7	1,177.7			1,177.7
Equity at end of period at Dec. 31, 2024		4,386.9	4,360.8	7.2	(0.1)	4,615.9	(263.6)	1.4	26.1
Net Income (loss)		(108.5)	(112.2)			(112.2)			3.7
Other comprehensive income (loss), net of taxes		2.2	2.3					2.3	(0.1)
Total comprehensive (loss), net of taxes		(106.3)	(109.9)			(112.2)		2.3	3.6
Issuance of shares		0.0		0.2	(0.2)
Share-based compensation		41.0	41.0		0.2	40.8
Repayment out of capital contribution reserves	[1]	(240.4)	(240.4)			(240.4)
Transaction costs for own equity		(2.0)	(2.0)			(2.0)
Dividend distribution to NCI		(3.5)							(3.5)
Equity at end of period at Dec. 31, 2025		SFr 4,075.7	SFr 4,049.5	SFr 7.4	SFr (0.1)	SFr 4,302.1	SFr (263.6)	SFr 3.7	SFr 26.2

[1]	For details, please refer to note 20.